Subsequent Events (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 04, 2019	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Contract revenue for service and sale and installation of solar energy systems			$ 12,728	$ 15,592
Net loss			(42,084)	(17,700)
Solar Division
Subsequent Event [Line Items]
Contract revenue for service and sale and installation of solar energy systems			$ 12,703	$ 15,586
Subsequent Events | Class A common stock | Accredited investors
Subsequent Event [Line Items]
Number of shares issued and sold in registered offering	15,938,280
Subsequent Events | Class A common stock | Series S Warrant | Accredited investors
Subsequent Event [Line Items]
Number of shares called by warrants	1,430,141
Share price per share	$ 0.18
Proceeds from issuance of warrants	$ 3,300
Payments for stock issuance cost	$ 340
Subsequent Events | Class A common stock | Series R Warrant | Accredited investors
Subsequent Event [Line Items]
Number of shares called by warrants	17,368,421
Share price per share	$ 0.19
Subsequent Events | Solar Division
Subsequent Event [Line Items]
Contract revenue for service and sale and installation of solar energy systems		$ 8,900
Net loss		$ 6,300